State Street Corporation

One Lincoln Street

Mail Stop: SUM0703

Boston, MA 02111

May 3, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

RE:	Litman Gregory Funds Trust (the “Trust”)

File Nos. 333-10015, 811-07763

Post Effective Amendment No. 79

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus and Statement of Additional Information, each dated April 30, 2018, do not differ from those contained in Post-Effective Amendment No. 79 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on April 30, 2018 (Accession #0001193125-18-141730).

If you have any questions concerning this filing, you may contact me at (617) 662-7193.

Very truly yours,

/s/ Karen Jacoppo-Wood
Karen Jacoppo-Wood
Vice President

cc:	John Coughlan